                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                          AIM INTERNATIONAL GROWTH FUND

                 (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS,
                                     INC.)

                        Supplement dated October 21, 2003
         to the Statement of Additional Information dated July 21, 2003 as supplemented August 14, 2003


The following information replaces in its entirety the information appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FOREIGN INVESTMENTS - RISK OF DEVELOPING COUNTRIES" in the Statement of Additional Information:

                  "Risks of Developing Countries. AIM Asia Pacific Growth Fund and AIM Global Aggressive Growth Fund may each invest without limit in securities of companies located in developing countries. AIM European Growth Fund may invest up to 65% and AIM Global Growth Fund may invest up to 20%, of their respective total assets in securities of companies located in developing countries. AIM International Growth Fund may invest without limit, but does not intend to invest more than 20% of its total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments."

The following information replaces in their entirety the section appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "DIRECTORS AND OFFICERS - INDEPENDENT DIRECTORS" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF         DIRECTOR
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                    DIRECTORSHIP(s)
WITH THE COMPANY         SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY DIRECTOR
----------------        --------   -------------------------------------------     ----------------
INTERESTED PERSONS

Robert H. Graham(1)        1991    Director and Chairman, A I M Management         None
-- 1946                            Group Inc. (financial services holding
Director, Chairman                 company); Director and Vice Chairman,
and President                      AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                   AIM Division (parent of AIM and a global
                                   investment management firm)

                                   Formerly: President and Chief Executive
                                   Officer, A I M Management Group Inc.;
                                   Director, Chairman and President, A I M
                                   Advisors, Inc. (registered investment
                                   advisor); Director and Chairman, A I M
                                   Capital Management, Inc. (registered
                                   investment advisor), A I M Distributors,
                                   Inc. (registered broker dealer), AIM
                                   Investment Services, Inc., (registered
                                   transfer agent), and Fund Management Company
                                   (registered broker dealer); and Chief
                                   Executive Officer, AMVESCAP PLC - Managed
                                   Products

Mark H. Williamson(2)      2003    Director, President and Chief Executive         None
-- 1951                            Officer, A I M Management Group Inc.
Director and Executive             (financial services holding company);
Vice President                     Director, Chairman and President, A I M
                                   Advisors, Inc. (registered investment
                                   advisor); Director, A I M Capital
                                   Management, Inc. (registered investment
                                   advisor) and A I M Distributors, Inc.
                                   (registered broker dealer), Director and
                                   Chairman, AIM Investment Services, Inc.,
                                   (registered transfer agent), and Fund
                                   Management Company (registered broker
                                   dealer); and Chief Executive Officer,
                                   AMVESCAP PLC - AIM Division (parent of AIM
                                   and a global investment management firm)

                                   Formerly: Director, Chairman, President and
                                   Chief Executive Officer, INVESCO Funds
                                   Group, Inc.; and INVESCO Distributors, Inc.;
                                   Chief Executive Officer, AMVESCAP PLC -
                                   Managed Products; Chairman and Chief
                                   Executive Officer of NationsBanc Advisors,
                                   Inc.; and Chairman of NationsBanc
                                   Investments, Inc.


----------
(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.


(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson was elected Executive Vice President of the Company on March 4, 2003.

 "NAME, YEAR OF         DIRECTOR
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                    DIRECTORSHIP(s)
WITH THE COMPANY         SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY DIRECTOR
----------------        --------   -------------------------------------------     ----------------
INDEPENDENT DIRECTORS

Bob R. Baker -- 1936     2003      Consultant                                       None
Director
                                   Formerly:  President and Chief Executive
                                   Officer, AMC Cancer Research Center; and
                                   Chairman and Chief Executive Officer, First
                                   Columbia Financial Corporation

Frank S. Bayley --       2001      Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
1939                                                                               (registered
Director                                                                           investment
                                                                                   company)

James T. Bunch --       2003       Co-President and Founder, Green, Manning &      None
1942                               Bunch Ltd., (investment banking firm); and
Director                           Director, Policy Studies, Inc. and Van Gilder
                                   Insurance Corporation

                                   Formerly:  General Counsel and Director,
                                   Boettcher & Co.; and Chairman and Managing
                                   Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett --     1992      Chairman, Crockett Technology Associates         ACE Limited
1944                               (technology consulting company)                  (insurance
Director                                                                            company); and
                                                                                    Captaris, Inc.
                                                                                    (unified messaging
                                                                                    provider)

Albert R. Dowden --      2000      Director of a number of public and private       Cortland Trust, Inc.
1941                               business corporations, including the Boss        (Chairman)
Director                           Group, Ltd. (private investment and              (registered
                                   management) and Magellan Insurance Company       investment
                                                                                    company); Annuity
                                   Formerly:  Director, President and Chief         and Life Re
                                   Executive Officer, Volvo Group North America,    (Holdings), Ltd.
                                   Inc.; Senior Vice President, AB Volvo; and       (insurance
                                   director of various affiliated Volvo             company)
                                   companies

Edward K. Dunn, Jr.      1998      Formerly: Chairman, Mercantile Mortgage          None
-- 1935                            Corp.; President and Chief Operating Officer,
Director                           Mercantile-Safe Deposit & Trust Co.; and
                                   President, Mercantile Bankshares Corp.

Jack M. Fields --        1997      Chief Executive Officer, Twenty First Century    Administaff
1952                               Group, Inc. (government affairs company) and
Director                           Texana Timber LP

 "NAME, YEAR OF         DIRECTOR
   BIRTH AND             AND/OR                                                        OTHER
POSITION(s) HELD        OFFICER                                                    DIRECTORSHIP(s)
WITH THE COMPANY          SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS    HELD BY DIRECTOR
----------------        --------   -------------------------------------------     ----------------
Carl Frischling --       1991      Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
1937                               and Frankel LLP                                 (registered
Director                                                                           investment
                                                                                   company)

Gerald J. Lewis --       2003      Chairman, Lawsuit Resolution Services (San      General Chemical
1933                               Diego, California)                              Group, Inc.,
Director                                                                           Wheelabrator
                                   Formerly: Associate Justice of the              Technologies, Inc.
                                   California Court of Appeals                     (waste management
                                                                                   company), Fisher
                                                                                   Scientific, Inc.,
                                                                                   Henley
                                                                                   Manufacturing, Inc.
                                                                                   (laboratory
                                                                                   supplies), and
                                                                                   California Coastal
                                                                                   Properties, Inc.

Prema Mathai-Davis       1998      Formerly: Chief Executive Officer, YWCA of      None
-- 1950                            the USA
Director

Lewis F. Pennock --      1991      Partner, law firm of Pennock & Cooper           None
1942
Director

Ruth H. Quigley --       2001      Retired                                         None
1935
Director

Louis S. Sklar --        1991      Executive Vice President, Development and       None
1939                               Operations, Hines Interests Limited
Director                           Partnership (real estate development company)

Larry Soll, Ph.D. --     2003      Retired                                         Synergen Inc.
1942                                                                               (biotechnology
Director                                                                           company) and Isis
                                                                                   Pharmaceuticals,
                                                                                   Inc.

                             INSTITUTIONAL CLASS OF

                          AIM INTERNATIONAL GROWTH FUND

               (SERIES PORTFOLIO OF AIM INTERNATIONAL FUNDS, INC.)

                      Supplement dated October 21, 2003 to
           the Statement of Additional Information dated March 3, 2003 as supplemented June 12, 2003


The following information replaces in its entirety the information appearing under the heading "DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS - FOREIGN INVESTMENTS - RISK OF DEVELOPING COUNTRIES" in the Statement of Additional Information:

                  "Risks of Developing Countries. AIM International Growth Fund may invest without limit, but does not intend to invest more than 20% of its total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Fund considers various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments."

The following information replaces in their entirety the section appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "DIRECTORS AND OFFICERS - INDEPENDENT DIRECTORS" in Appendix B in the Statement of Additional Information:


                               DIRECTOR
  "NAME, YEAR OF BIRTH          AND/OR                                                                 OTHER
  AND POSITION(s) HELD         OFFICER                                                          DIRECTORSHIP(S) HELD
    WITH THE COMPANY            SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS             BY DIRECTOR
---------------------------   ----------   ----------------------------------------------       --------------------

     INTERESTED PERSONS


     Robert H. Graham(1) --      1991      Director and Chairman, A I M Management Group        None
     1946                                  Inc. (financial services holding company);
     Director, Chairman and                Director and Vice Chairman, AMVESCAP PLC and
     President                             Chairman of


--------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

                               DIRECTOR
  "NAME, YEAR OF BIRTH          AND/OR                                                                 OTHER
  AND POSITION(s) HELD         OFFICER                                                          DIRECTORSHIP(S) HELD
    WITH THE COMPANY            SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS             BY DIRECTOR
---------------------------   ----------   ----------------------------------------------       --------------------

                                           AMVESCAP PLC - AIM Division (parent
                                           of AIM and a global investment
                                           management firm) Formerly: President
                                           and Chief Executive Officer, A I M
                                           Management Group Inc.; Director,
                                           Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director and Chairman, A
                                           I M Capital Management, Inc.
                                           (registered investment advisor), A
                                           I M Distributors, Inc. (registered
                                           broker dealer), AIM Investment
                                           Services, Inc., (registered transfer
                                           agent), and Fund Management Company
                                           (registered broker dealer); and Chief
                                           Executive Officer, AMVESCAP PLC -
                                           Managed Products


     Mark H. Williamson(2) --    2003      Director, President and Chief Executive              None
     1951                                  Officer, A I M Management Group Inc.
     Director and Executive                (financial services holding company);
     Vice President                        Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director, A I M Capital Management,
                                           Inc. (registered investment advisor) and A I M
                                           Distributors, Inc. (registered broker dealer),
                                           Director and Chairman, AIM Investment
                                           Services, Inc., (registered transfer agent),
                                           and Fund Management Company (registered broker
                                           dealer); and Chief Executive Officer, AMVESCAP
                                           PLC - AIM Division (parent of AIM and a global
                                           investment management firm)

                                           Formerly:  Director, Chairman, President and
                                           Chief Executive Officer, INVESCO Funds Group,
                                           Inc.; and INVESCO Distributors, Inc.; Chief
                                           Executive Officer, AMVESCAP PLC - Managed
                                           Products; Chairman and Chief Executive Officer
                                           of NationsBanc Advisors, Inc.; and Chairman of
                                           NationsBanc Investments, Inc.


     INDEPENDENT DIRECTORS


     Bob R. Baker - 1936         2003      Consultant                                           None
     Director
                                           Formerly:  President and Chief Executive
                                           Officer, AMC Cancer Research Center; and
                                           Chairman and Chief Executive Officer, First
                                           Columbia Financial Corporation



--------
(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson was elected Executive Vice President of the Company on March 4, 2003.

                               DIRECTOR
  "NAME, YEAR OF BIRTH          AND/OR                                                                 OTHER
  AND POSITION(s) HELD         OFFICER                                                          DIRECTORSHIP(S) HELD
    WITH THE COMPANY            SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS             BY DIRECTOR
---------------------------   ----------   ----------------------------------------------       --------------------

     Frank S. Bayley -- 1939     2001      Of Counsel, law firm of Baker & McKenzie             Badgley Funds, Inc.
     Director                                                                                   (registered
                                                                                                investment company)

     James T. Bunch - 1942       2003      Co-President and Founder, Green, Manning &           None
     Director                              Bunch Ltd., (investment banking firm); and
                                           Director, Policy Studies, Inc. and Van Gilder
                                           Insurance Corporation

                                           Formerly:  General Counsel and Director,
                                           Boettcher & Co.; and Chairman and Managing
                                           Partner, law firm of Davis, Graham & Stubbs


     Bruce L. Crockett --        1992      Chairman, Crockett Technology Associates             ACE Limited
     1944                                  (technology consulting company)                      (insurance company);
     Director                                                                                   and Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)

     Albert R. Dowden --         2000      Director of a number of public and private           Cortland Trust, Inc.
     1941                                  business corporations, including the Boss            (Chairman)
     Director                              Group, Ltd. (private investment and                  (registered
                                           management) and Magellan Insurance Company           investment company);
                                                                                                Annuity and Life Re
                                           Formerly:  Director, President and Chief             (Holdings), Ltd.
                                           Executive Officer, Volvo Group North America,        (insurance company)
                                           Inc.; Senior Vice President, AB Volvo; and
                                           director of various affiliated Volvo companies

     Edward K. Dunn, Jr. --      1998      Formerly: Chairman, Mercantile Mortgage Corp.;       None
     1935                                  President and Chief Operating Officer,
     Director                              Mercantile-Safe Deposit & Trust Co.; and
                                           President, Mercantile Bankshares Corp.

     Jack M. Fields -- 1952      1997      Chief Executive Officer, Twenty First Century        Administaff
     Director                              Group, Inc. (government affairs company) and
                                           Texana Timber LP

     Carl Frischling -- 1937     1991      Partner, law firm of Kramer Levin Naftalis and       Cortland Trust, Inc.
     Director                              Frankel LLP                                          (registered
                                                                                                investment company)

                               DIRECTOR
  "NAME, YEAR OF BIRTH          AND/OR                                                                 OTHER
  AND POSITION(s) HELD         OFFICER                                                          DIRECTORSHIP(S) HELD
    WITH THE COMPANY            SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS             BY DIRECTOR
---------------------------   ----------   ----------------------------------------------       --------------------
     Gerald J. Lewis - 1933      2003      Chairman, Lawsuit Resolution Services (San           General Chemical
     Director                              Diego, California)                                   Group, Inc.,
                                                                                                Wheelabrator
                                           Formerly:  Associate Justice of the California       Technologies, Inc.
                                           Court of Appeals                                     (waste management
                                                                                                company), Fisher
                                                                                                Scientific, Inc.,
                                                                                                Henley
                                                                                                Manufacturing, Inc.
                                                                                                (laboratory
                                                                                                supplies), and
                                                                                                California Coastal
                                                                                                Properties, Inc.


     Prema Mathai-Davis --       1998      Formerly: Chief Executive Officer, YWCA of the       None
     1950                                  USA
     Director

     Lewis F. Pennock --         1991      Partner, law firm of Pennock & Cooper                None
     1942
     Director

     Ruth H. Quigley -- 1935     2001      Retired                                              None
     Director

     Louis S. Sklar -- 1939      1991      Executive Vice President, Development and            None
     Director                              Operations, Hines Interests Limited
                                           Partnership (real estate development company)


     Larry Soll, Ph.D. -         2003      Retired                                              Synergen Inc.
     1942                                                                                       (biotechnology
     Director                                                                                   company) and Isis
                                                                                                Pharmaceuticals, Inc.